Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended							12 Months Ended					12 Months Ended
	Oct. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 21, 2012	Oct. 31, 2012	Feb. 13, 2012	Nov. 29, 2011	Oct. 31, 2013 Private Placement [Member]	Oct. 31, 2013 IPO [Member]	Oct. 31, 2013 Cash Equivalents [Member]	Oct. 31, 2013 US Treasury Bill Securities [Member]	Mar. 04, 2014 Subsequent Event [Member]	Oct. 31, 2013 Employee Stock Option [Member]	Oct. 31, 2013 Warrant [Member]
Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding	3,500,000				0
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	90,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													280,000	8,500,000
Loss Contingency, Receivable, Beginning Balance		$ 55,000
Loss Contingency, Receivable, Current												50,000
Held-to-maturity Securities	41,614,621									325	41,614,296
Warrants and Rights Outstanding				3,570,000
Common Stock, Shares, Outstanding	0				1,090,000
Sale of Stock, Price Per Share	$ 10.40		$ 10.40			$ 0.0087	$ 0.0001
Warrants Issued During Peirod								$ 4,500,000	$ 4,000,000